Short-Term Investments (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Short-Term Investments [Abstract]
Impairment loss on short term investments